Common Stock Subject to Possible Redemption	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Common Stock Subject To Possible Redemption Disclosure [Abstract]
Common Stock Subject to Possible Redemption
Note 7 — Common Stock Subject to Possible Redemption
The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 25,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share. As of March 31, 2022 and December 31, 2021, there were 7,434,500 shares of common stock outstanding, of which 5,750,000 shares were subject to possible redemption and classified outside of permanent equity in the condensed consolidated balance sheets.
The common stock subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled on the following table:

Gross Proceeds	$57,500,000
Less:
Proceeds allocated to public warrants	(3,662,750)
Common stock issuance costs	(1,459,030)
Plus:
Remeasurement of carrying value to redemption value	5,696,780

Common stock subject to possible redemption	$58,075,000

NOTE 7 — COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 25,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share. As of December 31, 2021, there were 7,434,500 shares of common stock outstanding, of which 5,750,000 shares were subject to possible redemption and classified outside of permanent equity in the balance sheets.
The common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds	$57,500,000
Less:
Proceeds allocated to public warrants	(3,662,750)
Common stock issuance costs	(1,459,030)
Plus:
Remeasurement of carrying value to redemption value	5,696,780

Common stock subject to possible redemption	$58,075,000